Shareholders' equity (Tables)	12 Months Ended
Apr. 02, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Transactions Affecting Issued and Outstanding Share Capital
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
April 3, 2022	51,004,076	1.4	54,190,432	117.1	105,194,508	118.5
Purchase of subordinate voting shares	—	—	(1,103,102)	(2.4)	(1,103,102)	(2.4)
Purchase of subordinate voting shares held for cancellation	—	—	(49,700)	(0.1)	(49,700)	(0.1)
Total share purchases	—	—	(1,152,802)	(2.5)	(1,152,802)	(2.5)
Exercise of stock options	—	—	60,248	—	60,248	—
Settlement of RSUs	—	—	87,034	2.7	87,034	2.7
Total share issuances	—	—	147,282	2.7	147,282	2.7
April 2, 2023	51,004,076	1.4	53,184,912	117.3	104,188,988	118.7
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 28, 2021	51,004,076	1.4	59,435,079	119.1	110,439,155	120.5
Purchase of subordinate voting shares	—	—	(5,636,763)	(11.9)	(5,636,763)	(11.9)
Total share purchases	—	—	(5,636,763)	(11.9)	(5,636,763)	(11.9)
Exercise of stock options	—	—	342,148	8.5	342,148	8.5
Settlement of RSUs	—	—	49,968	1.4	49,968	1.4
Total share issuances	—	—	392,116	9.9	392,116	9.9
April 3, 2022	51,004,076	1.4	54,190,432	117.1	105,194,508	118.5
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 29, 2020	51,004,076	1.4	58,999,182	113.3	110,003,258	114.7
Exercise of stock options	—	—	422,511	5.3	422,511	5.3
Settlement of RSUs	—	—	13,386	0.5	13,386	0.5
Total share issuances	—	—	435,897	5.8	435,897	5.8
March 28, 2021	51,004,076	1.4	59,435,079	119.1	110,439,155	120.5